Plant and equipment (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Net book value:
Plant and equipment	$ 11,267,993	$ 10,123,887
Cost
Cost:
Beginning balance	17,037,811	11,993,061
Additions	3,011,049	5,937,305
Disposals	(887,647)	(896,287)
Foreign exchange translation difference	1,675	(3,732)
Ending balance	19,162,888	17,037,811
Amortization:
Foreign exchange translation difference	1,675	(3,732)
Amortization
Cost:
Foreign exchange translation difference	2,051	2,064
Amortization:
Beginning balance	6,913,924	(2,702,753)
Additions	1,264,396	4,247,348
Disposals	(285,476)	(38,241)
Foreign exchange translation difference	2,051	2,064
Ending balance	7,894,895	6,913,924
Furniture and equipment
Net book value:
Plant and equipment	532,838	519,364
Furniture and equipment | Cost
Cost:
Beginning balance	927,430	477,823
Additions	51,116	448,918
Foreign exchange translation difference	1,559	(689)
Ending balance	980,105	927,430
Amortization:
Foreign exchange translation difference	1,559	(689)
Furniture and equipment | Amortization
Cost:
Foreign exchange translation difference	1,511	985
Amortization:
Beginning balance	408,066	(309,321)
Additions	37,690	97,760
Foreign exchange translation difference	1,511	985
Ending balance	447,267	408,066
Computer hardware
Net book value:
Plant and equipment	601,831	555,671
Computer hardware | Cost
Cost:
Beginning balance	1,003,575	421,198
Additions	135,198	584,307
Disposals		(1,971)
Foreign exchange translation difference	59	(41)
Ending balance	1,138,832	1,003,575
Amortization:
Foreign exchange translation difference	59	(41)
Computer hardware | Amortization
Cost:
Foreign exchange translation difference	59	38
Amortization:
Beginning balance	447,904	(198,331)
Additions	89,038	249,754
Disposals		(219)
Foreign exchange translation difference	59	38
Ending balance	537,001	447,904
Vehicles
Net book value:
Plant and equipment	1,727,291	1,709,578
Vehicles | Cost
Cost:
Beginning balance	2,306,849	1,384,597
Additions	469,891	1,816,568
Disposals	(363,079)	(894,316)
Foreign exchange translation difference	0	0
Ending balance	2,413,661	2,306,849
Amortization:
Foreign exchange translation difference	0	0
Vehicles | Amortization
Cost:
Foreign exchange translation difference	0	0
Amortization:
Beginning balance	597,271	(294,672)
Additions	175,952	340,621
Disposals	(86,853)	(38,022)
Foreign exchange translation difference	0	0
Ending balance	686,370	597,271
Leasehold improvements
Net book value:
Plant and equipment	1,130,676	1,170,360
Leasehold improvements | Cost
Cost:
Beginning balance	1,560,676	435,376
Additions	18,306	1,124,818
Disposals	0	0
Foreign exchange translation difference	714	(482)
Ending balance	1,579,696	1,560,676
Amortization:
Foreign exchange translation difference	714	(482)
Leasehold improvements | Amortization
Cost:
Foreign exchange translation difference	709	455
Amortization:
Beginning balance	390,316	(273,756)
Additions	57,995	116,105
Disposals	0	0
Foreign exchange translation difference	709	455
Ending balance	449,020	390,316
Right-of-use assets.
Net book value:
Plant and equipment	2,893,147	1,737,409
Right-of-use assets. | Cost
Cost:
Beginning balance	3,238,052	1,660,098
Additions	1,710,225	1,575,434
Disposals	(524,568)
Foreign exchange translation difference	(657)	(2,520)
Ending balance	4,423,052	3,238,052
Amortization:
Foreign exchange translation difference	(657)	(2,520)
Right-of-use assets. | Amortization
Cost:
Foreign exchange translation difference	(228)	586
Amortization:
Beginning balance	1,500,643	(732,764)
Additions	228,113	767,293
Disposals	(198,623)
Foreign exchange translation difference	(228)	586
Ending balance	1,529,905	1,500,643
Production tooling and molds
Net book value:
Plant and equipment	4,382,210	4,431,505
Production tooling and molds | Cost
Cost:
Beginning balance	8,001,229	7,613,969
Additions	626,313	387,260
Disposals	0	0
Foreign exchange translation difference	0	0
Ending balance	8,627,542	8,001,229
Amortization:
Foreign exchange translation difference	0	0
Production tooling and molds | Amortization
Cost:
Foreign exchange translation difference	0	0
Amortization:
Beginning balance	3,569,724	(893,909)
Additions	675,608	2,675,815
Disposals	0	0
Foreign exchange translation difference	0	0
Ending balance	$ 4,245,332	$ 3,569,724